SUMMARY OF SIGNIFCANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFCANT ACCOUNTING POLICIES
Accounts and retention receivables	$ 27,767		$ 27,767		$ 83,169	$ 155,221
Depreciation of plant and equipment	$ 5,537	$ 1,644	$ 10,121	$ 3,215	18,340	6,073
Accounts receivables					$ 76,784	$ 6,385